Stock Compensation Plans (Tables)	9 Months Ended
Sep. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Option Activity

The following table summarizes stock option activity for the year ended December 31, 2013 and for the nine months ended September 30, 2014 (in thousands except per share amounts and years):

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2012	383	$2.75
Granted	862	$1.76
Exercised	(2)	$3.17
Forfeited	(7)	$2.71

Outstanding as of December 31, 2013	1,236	$2.06	9.2	$47
Granted	884	$5.47
Exercised	(61)	$2.51

Outstanding as of September 30, 2014	2,059	$3.51	8.9	$42,189

Options vested and expected to vest as of December 31, 2013	1,207	$2.06	9.2	$47

Options exercisable as of December 31, 2013	505	$2.46	8.4	$15

Options vested and expected to vest as of September 30, 2014	2,028	$3.46	9.0	$41,659

Options exercisable as of September 30, 2014	910	$3.38	7.4	$18,761

The following table summarizes certain information regarding stock options (in thousands, except per share data):

	Years Ended December 31,		Nine Months Ended September 30,
	2012	2013	2013	2014
			(unaudited)
Weighted-average grant date fair value per share of options granted during the period	$0.79	$1.28	$—	$3.85
Fair value of options vested during the period	194	206	137	502
Cash received from options exercised during the period(1)	3	5	5	153
Intrinsic value of options exercised during the period	—	—	—	111

(1)	For the nine months ended September 30, 2014, cash received from options exercised during the period includes cash proceeds of $54,000 for shares which were early exercised and subject to repurchase as of September 30, 2014. The Company has reflected the early exercise liability within accrued expenses in the accompanying balance sheets.

Weighted-Average Underlying Assumptions Used to Determine Fair Value of Stock Options Granted

The following are the weighted-average underlying assumptions used to determine the fair value of stock options granted to employees and non-employees using the Black-Scholes-Merton option pricing model:

	Years Ended December 31,		Nine Months Ended September 30,
	2012	2013	2013(1)	2014
			(unaudited)
Risk-free interest rate	1.0%	2.0%	—	1.9%
Expected dividend yield	0.0%	0.0%	—	0.0%
Expected volatility	92.2%	85.5%	—	82.3%
Expected term (in years)	6.1	6.1	—	6.1

(1)	The Company did not issue any stock options during the nine months ended September 30, 2013.

Summary of Non-cash Stock Based Compensation Expense

Total non-cash stock-based compensation expense recognized in the accompanying statements of operations is as follows (in thousands):

	Years Ended December 31,		Nine Months Ended September 30,
	2012	2013	2013	2014
			(unaudited)
Research and development	$78	$62	$40	$407
General and administrative	113	121	85	488

Total stock-based compensation	$191	$183	$125	$895